Sales Transfer of Receivables (Detail) - Performing ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Cash flow information
Collections against securitized receivables/transfers	₨ 233.5	$ 3.4	₨ 303.9	₨ 471.1
Payments made	237.7	3.4	301.8	444.7
Cash flows on retained interests	₨ 2.1	$ 0.0	₨ 3.8	₨ 26.6